FORM N-SAR-U
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:     /   /  (a)
         or fiscal year ending:       12/31/10 (b)

Is this a transition report? (Y/N)  N

Is this an amendment to a previous filing?  (Y/N)    N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.    A.    Registrant Name:   Jefferson National Life Annuity Account I

      B.    File Number:       811-10213

      C.    Telephone Number:  502-587-7626

2.    A.    Street: 9920 Corporate Campus Drive, Suite 1000

      B.    City: Louisville   C. State: KY   D. Zip Code: 40223   Zip Ext:

      E.    Foreign Country:               Foreign Postal Code:

3.    Is this the first filing on this form by Registrant? (Y/N) N

4.    Is this the last filing on this form by Registrant? (Y/N) N

5. Is Registrant a small business investment company (SBIC)? (Y/N) N [If answer is "Y" (Yes), complete only items 89 through 110.]

6.    Is  Registrant a unit  investment  trust (UIT)?  (Y/N) Y
      [If answer is "Y" (Yes) complete only items 111 through 132.]

7.    A.    Is Registrant a series or multiple portfolio company? (Y/N) N
            [If answer is "N" (No), go to item 8.]

      B. How many separate series or portfolios did Registrant have at the end of the period? _____

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For period ending      12/31/10
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File number 811-10213
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UNIT INVESTMENT TRUSTS

111.   A.   [/]     Depositor Name:   __________________________________________

       B.   [/]     File Number (If any): ______________________________________

       C.   [/]     City: _____  State: _____  Zip Code:  _____  Zip Ext.: _____

            [ ]     Foreign Country:__________   Foreign Postal Code: __________

111.   A.   [ ]     Depositor Name:   __________________________________________

       B.   [ ]     File Number (If any):

       C.   [/]     City: _____  State: _____  Zip Code:  _____  Zip Ext.: _____

            [ ]     Foreign Country:__________   Foreign Postal Code: __________

112.   A.   [/]     Sponsor Name:  _____________________________________________

       B.   [/]     File Number (If any):

       C.   [/]     City: _____  State: _____  Zip Code:  _____  Zip Ext.: _____

            [ ]     Foreign Country:__________   Foreign Postal Code: __________

112.   A.   [ ]     Sponsor Name:  _____________________________________________

       B.   [ ]     File Number (If any):

       C.   [/]     City: _____  State: _____  Zip Code:  _____  Zip Ext.: _____

            [ ]     Foreign Country:__________   Foreign Postal Code: __________


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For period ending    12/31/10
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File number 811-10213
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113.   A.  [/]  Trustee Name:  _______________________

       B.  [/]  City: _______  State: _______  Zip Code: _____  Zip Ext.:  _____

           [/]  Foreign Country:_____________  Foreign Postal Code:_____________

113.   A.  [/]  Trustee Name:  _________________________________________________

       B.  [/]  City: _______  State: _______  Zip Code: _____  Zip Ext.:  _____

           [/]  Foreign Country:_____________  Foreign Postal Code:_____________

114.   A.  [/]  Principal Underwriter Name:  Jefferson National Securities
                                             Corporation
                                             -----------------------------------

       B.  [/]  File Number 8-_________

       C.  [/]  City: _______  State: _______  Zip Code: _____  Zip Ext.:  _____

           [/]  Foreign Country:_____________  Foreign Postal Code:_____________

114.   A.  [ ]  Principal Underwriter Name: ____________________________________

       B.  [ ]  File Number 8-______

       C.  [/]  City: _______  State: _______  Zip Code: _____  Zip Ext.:  _____

           [/]  Foreign Country:___________  Foreign Postal Code:___________

115.   A.  [/]  Independent Public Accountant Name:  BDO USA, LLP
                                                     ---------------------------

       B.  [/]  City:  New York  State:  NY  Zip Code:  10017  Zip Ext.:
                       ---------         --            -------            ------

115.   A.  [/]  Independent Public Accountant Name:
                                                      --------------------------

       B.  [/]  City: _______  State: _______  Zip Code: _____  Zip Ext.:  _____

           [/]  Foreign Country:_____________  Foreign Postal Code:_____________


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                                                   Page 49, "X" box: [ ]
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For period ending    12/31/10
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File number 811-10213
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116. Family of investment companies information:

     A.   [/]   Is Registrant part of a family of investment companies?
                (Y/N)  _______                                              ____
                                                                            Y/N

     B.   [/]   Identify the family in 10 letters:
                ____________________________________ (Note: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.   [/]   Is Registrant a separate account of an insurance company?
                (Y/N)  ___                                                  ____
                                                                             Y/N

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

     B.    [/]  Variable annuity contracts?  (Y/N) ______                   ____
                                                                             Y/N

     C.    [/]  Scheduled premium variable life contracts?  (Y/N) ______    ____
                                                                             Y/N

     D.    [/]  Flexible premium variable life contracts?  (Y/N) ______     ____
                                                                             Y/N

     E.    [/]  Other  types  of  insurance  products   registered  under  the
                Securities Act of 1933? (Y/N) _______                       ____
                                                                             Y/N

118. [/]   State the number of series  existing  at the end of the period that had  securities  registered  under the  Securities Act of
           1933 ______________________________                              ____

119. [/]   State  the  number  of  new  series  for  which   registration
           statements  under the Securities Act of 1933 became  effective
           during the period _________________________                      ____

120. [/]   State the total value of the portfolio  securities on the date of deposit  for the new series  included  in item 119  ($000's
           omitted) ___________________________                           $ ____

121. [/]   State the number of series for which a current  prospectus was
           in     existence     at    the     end    of    the     period
           __________________________________________                       ____

122. [/]   State the number of existing series for which additional units were  registered  under the  Securities Act of 1933 during the
           current period _____________________                             ____


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                                                   Page 50, "X" box: [ ]
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File number 811- 10213
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123.  [/]   State the total value of the additional units considered in answering item 122 ($000's omitted)
            _____________________________________________               $ ______

124.  [/]   State the total value of units of prior series that were
            placed in the portfolios of subsequent series during the
            current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's
            omitted) ________________________                           $ ______

125.  [/]   State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's
            principal underwriter and any underwriter which is an
            affiliated person of the principal underwriter during the
            current period solely from the sale of units of all series of
            Registrant ($000's omitted)
            ___________________________________                         $ ______

126.        Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a
            subsequent series.) ($000's omitted) ______                 $ ______

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                                                       Number of        Total Assets        Total Income
                                                                        Series             ($000's          Distributions
                                                                       Investing          omitted)         ($000's omitted)
                                                                       ---------          --------        -----------------

A.    U.S. Treasury direct issue                                        ________         $ ________          $ ________

B.    U.S. Government agency                                            ________         $ ________          $ ________

C.    State and municipal tax-free                                      ________         $ ________          $ ________

D.    Public utility debt                                               ________         $ ________          $ ________

E.    Brokers or dealers debt or debt of brokers' or dealers' parent    ________         $ ________          $ ________

F.    All other corporate intermed. & long-term debt                    ________         $ ________          $ ________

G.    All other corporate short-term debt                               ________         $ ________          $ ________

H.    Equity securities of brokers or dealers or parents of brokers     ________         $ ________          $ ________
      or dealers

I.    Investment company equity securities                              ________         $ ________          $ ________

J.    All other equity securities                                       ________         $ ________          $ ________

K.    Other securities                                                  ________         $ ________          $ ________

L.    Total assets of all series of registrant                          ________         $ ________          $ ________


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                                                   Page 51, "X" box: [ ]
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For period ending    12/31/10
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File number 811-10213
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128.  [/]   Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity
            other than the issuer? (Y/N) _______                            ____

            [If answer is "N" (No), go to item 131.]                         Y/N

129.  [/]   Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the
            end of the current period? (Y/N) _______                        ____

            [If answer is "N" (No), go to item 131.]                        Y/N

130.  [/]   In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129
            derived from insurance or guarantees? (Y/N) _______             ____
                                                                             Y/N

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted)
            ________________________________________                     $ _____

132.  [/]   List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:


        811 - ______   811 - ______   811 - ______   811 - ______   811 - ______

        811 - ______   811 - ______   811 - ______   811 - ______   811 - ______

        811 - ______   811 - ______   811 - ______   811 - ______   811 - ______

        811 - ______   811 - ______   811 - ______   811 - ______   811 - ______

        811 - ______   811 - ______   811 - ______   811 - ______   811 - ______

        811 - ______   811 - ______   811 - ______   811 - ______   811 - ______

        811 - ______   811 - ______   811 - ______   811 - ______   811 - ______

        811 - ______   811 - ______   811 - ______   811 - ______   811 - ______

        811 - ______   811 - ______   811 - ______   811 - ______   811 - ______

This report is signed on behalf of the registrant (or depositor or trustee).

 City of: Louisville       State of: Kentucky        Date:
          ----------                 --------              --------------

(Name of Registrant, Depositor, or Trustee): Jefferson National Life Insurance
                                             Company
                                             ----------------------------------


By:/s/ Laurence Greenberg                    Witness:  /s/ Craig A. Hawley
   ----------------------                              -------------------
 (Name and Title)  Laurence Greenberg        (Name and Title)  Craig A. Hawley
                   CEO & President                             General Counsel
                                                               & Secretary